Other Financial Liabilities - Summary of Lease obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	$ 51,495	$ 81,644
Non current finance lease obligations	91,070	108,625
Financial Assets At Fair Value Through Profit Or Loss	2,611,992	1,522
Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Financial Assets At Fair Value Through Profit Or Loss		2,709,757
Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	4,792	6,004
Non current finance lease obligations	15,639	6,190
Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	10,434	15,455
Non current finance lease obligations	13,816	25,300
U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	20,470	33,751
Non current finance lease obligations	25,668	18,317
Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	15,685	26,411
Non current finance lease obligations	35,516	58,803
Less Than Three Months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	17,959	18,896
One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	27,969	42,709
Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	12,935	26,241
Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	9,573	13,673
Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	9,726	7,927
More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 30,867	$ 18,075